Long-Term Debt and Other Financial Liabilities, Village Seven Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Installment	Feb. 22, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 78,753		$ 64,534
Village Seven Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount		$ 13,800
Term of bareboat charter	4 years
Additional term of bareboat charter	2 years
Number of consecutive payment installments | Installment	48
Frequency of periodic payment	monthly
Installment payment	$ 192
Optional additional term of bareback charter	2 years
Term of variable rate	3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	usea:TermSecuredOvernightFinancingRateSOFRMember
Margin on variable rate	2.65%
Balance outstanding	$ 11,883
Village Seven Sale and Leaseback [Member] | Maximum [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of consecutive payment installments | Installment	72